UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4994

Smith Barney Massachusetts Municipals Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2005

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 99.7%
Education - 16.9%
$1,000,000	AAA	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Series A, FSA-Insured, 5.000% due 8/15/30	$1,072,010
		Massachusetts State DFA Revenue:
1,000,000	AA	Applewild School Issue, Radian-Insured, 5.750% due 8/1/29	1,082,400
1,105,000	AA	Assumption College, Series A, Radian-Insured, 5.750% due 3/1/20	1,211,058
1,000,000	AAA	Boston University, Series T-1, AMBAC-Insured, 5.000% due 10/1/35	1,064,260
1,000,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/31	1,062,110
1,000,000	AAA	Western New England College, AMBAC-Insured, 5.250% due 7/1/20	1,094,800
1,070,000	Aaa(a)	Williston Northampton School Project, XLCA-Insured, 5.000% due 10/1/25	1,149,672
2,500,000	AAA	Massachusetts State HEFA Revenue, University of Massachusetts Project, Series C, MBIA-Insured, 5.250% due 10/1/31 (b)	2,713,125
665,000	A	University of Virgin Islands, Refunding & Improvement, Series A, ACA-Insured, 6.000% due 12/1/19	733,867

		Total Education	11,183,302

Escrowed to Maturity - 7.1%
1,750,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (c)(d)	1,991,920
1,895,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)(c)	2,688,740

		Total Escrowed to Maturity	4,680,660

Finance - 1.6%
1,000,000	NR	Virgin Islands Public Finance Authority Revenue, Series E, Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,025,630

General Obligation - 5.9%
1,000,000	NR	Northern Mariana Islands Commonwealth, GO, Series A, 7.375% due 6/1/30	1,095,860
1,000,000	Aaa(a)	Quaboag, MA, Regional School District, GO, State Qualified, FSA-Insured, State Aid Withholding, 5.500% due 6/1/20	1,099,160
1,500,000	AAA	Westwood, MA, GO, MBIA-Insured, 5.375% due 6/1/17	1,671,870

		Total General Obligation	3,866,890

Government Facilities - 0.4%
265,000	BBB	Puerto Rico Public Buildings Authority Revenue, Government Facilities, Series D, Unrefunded Balance, 5.375% due 7/1/33	285,071

Hospitals - 18.7%
1,000,000	AAA	Massachusetts HEFA Revenue, Lahey Clinic Medical Center, Series C, FGIC-Insured, 5.000% due 8/15/33	1,064,450
1,000,000	AAA	Massachusetts State DFA Revenue, VOA Concord, Series A, GNMA-Collateralized, 6.900% due 10/20/41	1,155,180
		Massachusetts State HEFA Revenue:
750,000	AA	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	831,247
1,000,000	BBB+	Berkshire Health Systems, Series E, 6.250% due 10/1/31	1,080,830
2,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (b)	2,280,140
500,000	AAA	CARS Medical Center of Central Massachusetts, Series B, AMBAC-Insured, Variable Rate INFLOS, 10.420% due 9/15/05 (e)	577,360
		Covenant Healthcare System:
1,000,000	A	6.500% due 7/1/17	1,135,310
750,000	A	6.000% due 7/1/31	821,220
1,000,000	BBB-	Milford-Whitinsville Hospital, Series D, 6.350% due 7/15/32	1,080,390
1,500,000	BBB	University of Massachusetts Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,627,920
700,000	AAA	Valley Regional Health Systems, Series C, CONNIE LEE-Insured, 7.000% due 7/1/06	722,400

		Total Hospitals	12,376,447

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 2.7%
		Framingham, MA, Housing Authority Mortgage Revenue, Beaver Terrace Apartments, Series A, GNMA-Collateralized:
$400,000	AAA	6.200% due 2/20/21	$448,336
1,200,000	AAA	6.350% due 2/20/32	1,342,272

		Total Housing: Multi-Family	1,790,608

Industrial Development - 3.1%
955,000	NR	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (f)	971,159
1,000,000	AA	Massachusetts State DFA Revenue, May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,074,050

		Total Industrial Development	2,045,209

Life Care Systems - 5.9%
		Massachusetts State DFA Revenue:
1,300,000	BBB-	First Mortgage, Edgecombe Project, Series A, 6.750% due 7/1/26	1,408,979
1,000,000	AAA	Neville Community, Series A, GNMA-Collateralized, 6.000% due 6/20/44	1,117,670
1,225,000	AAA	Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	1,340,677

		Total Life Care Systems	3,867,326

Miscellaneous - 1.7%
1,000,000	A	Massachusetts State DFA Revenue, Massachusetts Biomedical Research Corp., Series C, 6.250% due 8/1/20	1,112,650

Pre-Refunded - 24.1%
880,000	Aaa(a)	Boston, MA, IDA Financing Revenue, Refunding, North End Community, Series A, FHA-Insured, Call 8/1/07 @ 105, 6.450% due 8/1/37 (g)	965,545
		Massachusetts State, Consolidated Loan:
2,750,000	AAA	Series C, MBIA-Insured, Call 10/1/10 @ 100, 5.250% due 10/1/20 (b)(g)	2,994,365
1,915,000	AAA	Series D, MBIA-Insured, Call 8/1/12 @ 100, 5.375% due 8/1/22 (b)(g)	2,133,425
1,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30 (g)	1,238,590
		Massachusetts State HEFA Revenue:
1,500,000	BBB+(h)	Winchester Hospital, Series E, Call 7/1/10 @ 101, 6.750% due 7/1/30 (b)(g)	1,727,910
750,000	Aa2(a)	Youville House Inc., Industrial Project, Series A, FHA-Insured, Call 2/15/07 @ 102, 6.050% due 2/15/29 (g)	798,158
1,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/22 (g)	1,089,270
		Massachusetts State, GO:
85,000	AAA	Consolidated Loan, Series D, MBIA-Insured, Call 8/1/12 @ 100, 5.375% due 8/1/22 (g)	94,695
1,500,000	AAA	RITES, Series PA 964-R, MBIA-Insured, Call 11/1/11 @ 100, 7.847% due 11/1/15 (b)(e)(g)(i)	1,839,930
735,000	BBB	Puerto Rico Public Buildings Authority Revenue, Government Facilities, Series D, Call 7/1/12 @ 100, 5.375% due 7/1/33 (g)	820,289
1,000,000	AAA	University of Massachusetts Building Authority Project Revenue, Senior, Series 2, AMBAC-Insured, Call 11/1/10 @ 100, 5.250% due 11/1/20 (g)	1,096,130
1,000,000	AAA	Westfield, MA, MBIA-Insured, Call 12/15/11 @ 101, 5.500% due 12/15/20 (g)	1,132,470

		Total Pre-Refunded	15,930,777

Public Facilities - 1.6%
1,000,000	AAA	Boston, MA, Convention Center Act, Special Obligation, Series A, AMBAC-Insured, 5.000% due 5/1/25	1,069,300

Transportation - 3.3%
2,000,000	AAA	Massachusetts State Port Authority Revenue, Series A, AMBAC-Insured, 5.000% due 7/1/25 (b)	2,167,740

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utilities - 1.6%
$1,000,000	A-	Massachusetts State DFA Revenue, Devens Electric Systems, 6.000% due 12/1/30	$1,088,910

Water and Sewer - 5.1%
1,000,000	AA	Boston, MA, Water & Sewer Commission Revenue, Senior Series A, 5.000% due 11/1/24	1,083,940
		Massachusetts State Water Pollution Abatement Trust:
2,000,000	AAA	Pool Program, Series 9, 5.250% due 8/1/28 (b)	2,184,880
80,000	AAA	Series A, Unrefunded Balance, 6.375% due 2/1/15	81,125

		Total Water and Sewer	3,349,945

		TOTAL INVESTMENTS - 99.7% (Cost - $61,325,834#)	65,840,465
		Other Assets in Excess of Liabilities - 0.3%	176,749

		TOTAL NET ASSETS - 100.0%	$66,017,214

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Inverse floating rate security-coupon varies inversely with level of short-term tax-exempt interest rates.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(g)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Rating by Fitch Ratings Service.

(i)	Underlying bond is Pre-Refunded with U.S. government securities and U.S. government agency securities to 11/1/11, Call @ 100, 5.250% due 11/1/15.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 4 and 5 for definitions of ratings.

Abbreviations used in this schedule:

ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CARS	— Complimentary Auction Rate Securities
CONNIE LEE	— College Construction Loan Insurance Association
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
INFLOS	— Inverse Floaters
MBIA	— Municipal Bond Investors Assurance Corporation
Radian	— Radian Assets Assurance
RITES	— Residual Interest Tax-Exempt Securities
XLCA	— XL Capital Assurance

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)-Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more 1ikely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. “C” rating indicates imminent default. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Massachusetts Municipals Fund (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or for which are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of its portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,538,606
Gross unrealized depreciation	(23,975)

Net unrealized appreciation	$4,514,631

At August 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	175	9/05	$20,354,687	$20,715,625	$(360,938)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Massachusetts Municipals Fund

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 31, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 31, 2005